Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of intangible assets

In USD	2021	2020
Cost
At 1 January	—	—
Acquisition through business combination (Note 7)	1,002,147	—
Additions	2,222	—

At 31 December	1,004,369	—
Accumulated amortization
At 1 January	—	—
Charge for the year	15,963	—

	15,963	—

Net book value as at 31 December	988,406	—